Schedule of Fair Value of Input (Details)					12 Months Ended
	May 29, 2026	Nov. 25, 2024	Nov. 22, 2024	Oct. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Measurement Input, Share Price [Member] | August Two Thousand Twenty Four Note [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input			311,984	272,986		205,790
Measurement Input, Share Price [Member] | AGP Convertible Note [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	10.40	272,986			320	205,790
Measurement Input, Expected Term [Member] | August Two Thousand Twenty Four Note [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input term			8 months 12 days	9 months 18 days		7 months 6 days
Measurement Input, Expected Term [Member] | AGP Convertible Note [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input term	1 month 24 days	1 year			4 months 24 days	10 months 24 days
Corporate Bond Yield Estimated Timing of Conversion [Member] | August Two Thousand Twenty Four Note [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input			8.7	9.1		11.4
Corporate Bond Yield Estimated Timing of Conversion [Member] | AGP Convertible Note [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	16.3	8.8			5.5	9.0
Measurement Input, Credit Spread [Member] | August Two Thousand Twenty Four Note [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input			15.9			15.9
Measurement Input, Credit Spread [Member] | AGP Convertible Note [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	26.2	26.2		15.9	26.2	26.2
Measurement Input Probability of Default [Member] | August Two Thousand Twenty Four Note [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input			40			40
Measurement Input Probability of Default [Member] | AGP Convertible Note [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	70	40		40	70	40
Measurement Input Recovery Upon Default [Member] | August Two Thousand Twenty Four Note [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input			20	20		20
Measurement Input Recovery Upon Default [Member] | AGP Convertible Note [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0	0			0	0
Measurement Input, Price Volatility [Member] | August Two Thousand Twenty Four Note [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input			96.5			123.7
Measurement Input, Price Volatility [Member] | AGP Convertible Note [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	194	108.7		103.2	135	101.6